CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.52

This document is proprietary and confidential. No part of this document may be disclosed in any manner to any third party whatsoever without the prior written consent of Selene Diligence, LLC.
Loan Information	Overall Loan Grade	Overall Loan Rating	Initial Credit Grade	Initial Credit Rating	Final Credit Grade	Final Credit Rating	Initial Compliance Grade	Initial Compliance Rating	Final Compliance Grade	Final Compliance Rating	Initial Valuation Grade	Initial Valuation Rating	Final Valuation Grade	Final Valuation Rating
XXXXXXXX5417	1	A	1	A	1	A	3	D	1	A	1	A	1	A